UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549


                                  FORM N-CSR

            CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

Investment Company Act file number 811-4765

                   DREYFUS PREMIER NEW YORK MUNICIPAL BOND FUND
                (Exact name of Registrant as specified in charter)


                           c/o The Dreyfus Corporation
                                 200 Park Avenue
                             New York, New York 10166
               (Address of principal executive offices) (Zip code)

                               Mark N. Jacobs, Esq.
                                 200 Park Avenue
                             New York, New York 10166
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:  11/30/03

Date of reporting period: 11/30/03



(PAGE)



                                  FORM N-CSR

ITEM 1. REPORTS TO STOCKHOLDERS.

      Dreyfus Premier
      New York Municipal
      Bond Fund

      ANNUAL REPORT November 30, 2003


      YOU, YOUR ADVISOR AND
      DREYFUS
      A MELLON FINANCIAL COMPANY(SM)


The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Fund Performance

                             8   Statement of Investments

                            14   Statement of Assets and Liabilities

                            15   Statement of Operations

                            16   Statement of Changes in Net Assets

                            18   Financial Highlights

                            21   Notes to Financial Statements

                            26   Report of Independent Auditors

                            27   Proxy Results

                            28   Important Tax Information

                            29   Board Members Information

                            31   Officers of the Fund

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                   Dreyfus Premier New York Municipal Bond Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This annual report for Dreyfus Premier New York Municipal Bond Fund covers the 12-month period from December 1, 2002, through November 30, 2003. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund' s portfolio manager, Monica Wieboldt.

Recent reports of marked improvement in the growth of U.S. Gross Domestic Product suggest to us that the economy has started to turn the corner. Tax cuts and low mortgage rates have put cash in consumers' pockets, and corporations have begun to increase spending and investment. As a result, after several years of falling interest rates and rising bond prices, the municipal bond market recently has become more volatile. As might be expected in a strengthening economy, securities that are more sensitive to their issuers' credit quality generally have outperformed those that tend to respond more to changes in interest rates.

Of course, we have seen upturns before, only to be disappointed when growth proved unsustainable over the longer term. However, based on recent data, we are cautiously optimistic about the current economic environment. As always, we urge you to speak regularly with your financial advisor, who may be in the best position to suggest the Dreyfus funds designed to meet your current needs, future goals and attitudes toward risk.

Thank you for your continued confidence and support.

Sincerely,



/S/STEPHEN E. CANTER
Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
December 15, 2003

2


DISCUSSION OF FUND PERFORMANCE

Monica Wieboldt, Portfolio Manager

How did Dreyfus Premier New York Municipal Bond Fund perform during the reporting period?

For the 12-month period ended November 30, 2003, the fund achieved total returns of 6.11% for Class A shares, 5.57% for Class B shares and 5.32% for Class C shares.(1) The Lehman Brothers Municipal Bond Index, the fund's benchmark, achieved a total return of 6.65% for the same period.(2) In addition, the average total return for all funds reported in the Lipper New York Municipal Debt Funds category was 6.33%.(3)

Bond market gains during the first half of the reporting period were largely offset by heightened volatility during the reporting period's second half, when the economy grew stronger. The fund produced slightly lower returns than its Lipper category average, primarily because its holdings of intermediate-term bonds were generally hard-hit by heightened market volatility. The fund also underperformed its benchmark, mainly because the benchmark contains bonds from many states, not just New York, and does not reflect transaction fees and other expenses.

What is the fund's investment approach?

The fund seeks to maximize current income exempt from federal, New York state and New York city income taxes to the extent consistent with the preservation of capital. To pursue this goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal, New York state and New York city personal income taxes.

The fund will invest at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund's portfolio is expected to exceed 10 years. The portfolio manager may buy and sell bonds based on credit quality, market outlook and yield

                                                                The Fund 3


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

potential. In selecting municipal bonds for investment, the portfolio manager may assess the current interest-rate environment and the municipal bond's potential volatility in different rate environments. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund's assets may be allocated to "discount" bonds, which are bonds that sell at a price below their face value, or to "premium" bonds, which are bonds that sell at a price above their face value. The fund's allocation to either discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment. The portfolio manager may also look to select bonds that are most likely to obtain attractive prices when sold

What other factors influenced the fund's performance?

Although the Federal Reserve Board (the "Fed") reduced short-term interest rates just before the reporting period began, the economy failed to respond during the first quarter of 2003 as war-related concerns intensified. Consequently, municipal bond yields continued to drift lower, producing what we consider attractive levels of capital appreciation.

In late March, the start of major combat operations in Iraq lifted a veil of uncertainty from the U.S. economy. Nonetheless, bond yields continued to trend lower as investors anticipated another short-term interest-rate reduction from the Fed, which occurred in late June, and municipal bonds generally continued to gain value.

However, the market reversed direction when more solid evidence of stronger economic growth emerged in July, raising concerns that inflationary pressures might reemerge. As a result, municipal bond prices fell sharply, erasing most of the reporting period's previous gains before recovering some lost ground in the fall.

While the fund produced relatively strong results during the first half of the reporting period, market volatility during the summer of 2003 hurt its relative performance during the reporting period' s second half. Even though we had shortened the fund's average duration to reduce

4

its sensitivity to changing interest rates, the fund's intermediate-term bond holdings were among the harder-hit during the summer's sharp market decline. On the positive side, the fund benefited when some of its holdings were "pre-refunded" by their issuers early in the reporting period. Pre-refunded bonds increase in value due to the improvement in the underlying credit, and are usually in high demand. In addition, the fund received positive results from timely trades of New York City bonds, bonds issued on behalf of hospitals and bonds backed by revenues from the state's settlement with the nation's tobacco companies.

What is the fund's current strategy?

Although New York state continues to face budget deficits in future fiscal years, tax receipts recently have met or slightly exceeded budget projections, and New York City' s fiscal condition appears to have stabilized for the time being. However, to guard against potentially higher interest rates, we have increased the fund's holdings of high-quality bonds with maturities that, in our view, have the potential to retain their value should the economy strengthen further. In addition, we have reduced the fund's participation in certain yield-enhancement strategies that have the potential to magnify market volatility.

December 15, 2003

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID, AND DOES NOT TAKE INTO CONSIDERATION THE MAXIMUM INITIAL SALES CHARGE IN THE CASE OF CLASS A SHARES, OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES IMPOSED ON REDEMPTIONS IN THE CASE OF CLASS B AND CLASS C SHARES. HAD THESE CHARGES BEEN REFLECTED, RETURNS WOULD HAVE BEEN LOWER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE, YIELD AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES FOR NON-NEW YORK RESIDENTS, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT) FOR CERTAIN INVESTORS. CAPITAL GAINS, IF ANY, ARE FULLY TAXABLE.

(2) SOURCE: LIPPER INC. -- REFLECTS REINVESTMENT OF DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS A WIDELY ACCEPTED, UNMANAGED TOTAL RETURN PERFORMANCE BENCHMARK FOR THE LONG-TERM, INVESTMENT-GRADE, TAX-EXEMPT BOND MARKET. INDEX RETURNS DO NOT REFLECT THE FEES AND EXPENSES ASSOCIATED WITH OPERATING A MUTUAL FUND.

(3) SOURCE: LIPPER INC. -- CATEGORY AVERAGE RETURNS REFLECT THE FEES AND EXPENSES OF THE FUNDS COMPRISING THE AVERAGE.

                                                             The Fund 5

FUND PERFORMANCE


                    Dreyfus         Dreyfus
                    Premier         Premier
                   New York         New York        Lehman
                   Municipal       Municipal       Brothers
    PERIOD         Bond Fund       Bond Fund       Municipal
                   (Class A         (Class B         Bond
                    shares)         shares)         Index *

   11/30/93         9,547           10,000          10,000
   11/30/94         8,807            9,180          9,475
   11/30/95         10,650          11,035          11,266
   11/30/96         11,201          11,544          11,928
   11/30/97         12,020          12,325          12,783
   11/30/98         12,950          13,212          13,775
   11/30/99         12,404          12,589          13,628
   11/30/00         13,418          13,618          14,743
   11/30/01         14,498          14,714          16,033
   11/30/02         15,479          15,709          17,046
   11/30/03         16,425          16,669          18,179


Comparison of change in value of $10,000 investment in Dreyfus Premier New York Municipal Bond Fund Class A shares and Class B shares and the Lehman Brothers Municipal Bond Index

((+))  SOURCE: LIPPER INC.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

THE ABOVE GRAPH COMPARES A $10,000 INVESTMENT MADE IN CLASS A SHARES AND CLASS B SHARES OF DREYFUS PREMIER NEW YORK MUNICIPAL BOND FUND ON 11/30/93 TO A $10,000 INVESTMENT MADE IN THE LEHMAN BROTHERS MUNICIPAL BOND INDEX (THE "INDEX") ON THAT DATE. ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ARE REINVESTED. PERFORMANCE FOR CLASS C SHARES WILL VARY FROM THE PERFORMANCE OF BOTH CLASS A AND CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN CHARGES AND EXPENSES.

THE FUND INVESTS PRIMARILY IN NEW YORK MUNICIPAL SECURITIES AND THE FUND'S PERFORMANCE SHOWN IN THE LINE GRAPH TAKES INTO ACCOUNT THE MAXIMUM INITIAL SALES CHARGE ON CLASS A SHARES AND ALL OTHER APPLICABLE FEES AND EXPENSES FOR CLASS A SHARES AND CLASS B SHARES. THE INDEX IS NOT LIMITED TO INVESTMENTS PRINCIPALLY IN NEW YORK MUNICIPAL OBLIGATIONS AND DOES NOT TAKE INTO ACCOUNT CHARGES, FEES AND OTHER EXPENSES. THE INDEX, UNLIKE THE FUND, IS AN UNMANAGED TOTAL RETURN PERFORMANCE BENCHMARK FOR THE LONG-TERM, INVESTMENT-GRADE, GEOGRAPHICALLY UNRESTRICTED TAX-EXEMPT BOND MARKET, CALCULATED BY USING MUNICIPAL BONDS SELECTED TO BE REPRESENTATIVE OF THE MUNICIPAL MARKET OVERALL. THESE FACTORS CAN CONTRIBUTE TO THE INDEX POTENTIALLY OUTPERFORMING OR UNDERPERFORMING THE FUND. FURTHER INFORMATION RELATING TO FUND PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IF APPLICABLE, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.

6

Average Annual Total Returns AS OF 11/30/03

                                                    Inception                                                        From
                                                      Date           1 Year          5 Years       10 Years        Inception
------------------------------------------------------------------------------------------------------------------------------------

CLASS A SHARES
WITH MAXIMUM SALES CHARGE (4.5%)                                      1.35%           3.90%          5.09%
WITHOUT SALES CHARGE                                                  6.11%           4.87%          5.58%

CLASS B SHARES
WITH APPLICABLE REDEMPTION CHARGE ((+))                               1.57%           4.00%          5.24%
WITHOUT REDEMPTION                                                    5.57%           4.34%          5.24%

CLASS C SHARES
WITH APPLICABLE REDEMPTION CHARGE ((+)(+))           9/11/95          4.32%           4.09%           --             5.04%
WITHOUT REDEMPTION                                   9/11/95          5.32%           4.09%           --             5.04%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. THE FUND'S PERFORMANCE
SHOWN IN THE GRAPH AND TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A
SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
PERFORMANCE FOR CLASS B SHARES ASSUMES THE CONVERSION OF CLASS B SHARES TO CLASS
A SHARES AT THE END OF THE SIXTH YEAR FOLLOWING THE DATE OF PURCHASE.

((+))    THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS B SHARES IS 4%.
         AFTER SIX YEARS CLASS B SHARES CONVERT TO CLASS A SHARES.

((+)(+)) THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C SHARES IS 1%
         FOR SHARES REDEEMED WITHIN ONE YEAR OF THE DATE OF PURCHASE.

                                                                                                            The Fund 7




November 30, 2003



STATEMENT OF INVESTMENTS

                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS--100.6%                                                       Amount ($)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NEW YORK--93.8%

Albany Industrial Development Agency,

  LR:

    (New York State Assembly Building Project)

         7.75%, 1/1/2010                                                                      1,040,000                1,041,227

   (New York State Department of Health

      Building Project) 7.25%, 10/1/2010                                                      1,380,000  (a)             769,350

Huntington Housing Authority, Senior Housing

  Facility Revenue (Gurwin Jewish

   Senior Residences) 6%, 5/1/2029                                                            1,370,000                1,229,369

Jefferson County Industrial Development Agency,

  SWDR (International Paper Co.)

   5.20%, 12/1/2020                                                                           1,465,000                1,477,057

Long Island Power Authority,
   Electric System Revenue

   5.25%, 12/1/2014                                                                           3,000,000                3,276,750

Metropolitan Transportation Authority, Revenue:

   5.50%, 11/15/2018 (Insured; AMBAC)                                                         4,000,000                4,472,160

   Commuter Facilities

      5.50%, 7/1/2014 (Insured; FGIC)                                                         7,945,000                9,234,553

   Dedicated Tax Fund

      6.125%, 4/1/2015 (Insured; FGIC)                                                        2,145,000                2,553,944

   Transit Facilities:

      5.125%, 7/1/2014

         (Insured; FSA) (Prerefunded 1/1/2012)                                                1,225,000  (b)           1,380,269

      5.125%, 7/1/2014

         (Insured; FSA) (Prerefunded 7/1/2012)                                                2,775,000  (b)           3,140,023

Nassau County Industrial Development Agency, IDR

   (Keyspan--Glenwood) 5.25%, 6/1/2027                                                        4,000,000                4,006,200

Newburg Industrial Development Agency, IDR
   (Bourne and Kenney Redevelopment Co.)

   5.75%, 8/1/2032 (Guaranteed; SONYMA)                                                       1,000,000                1,057,310

New York City:

   6.75%, 2/1/2009                                                                            2,000,000                2,347,280

   5.25%, 8/1/2016 (Insured; MBIA)                                                            3,500,000                3,833,445

   6%, 8/1/2017                                                                               3,000,000                3,349,380

   5.50%, 8/01/2021                                                                           2,000,000                2,148,040

   6.625%, 8/1/2025                                                                           4,095,000                4,495,491

New York City Housing Development Corp., MFHR

   5.625%, 5/1/2012                                                                             585,000                  588,925

8

                                                                                               Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NEW YORK (CONTINUED)

New York City Industrial Development Agency:

  Civic Facility Revenue:

    Lease (College of Aeronautics Project)

         5.45%, 5/1/2018                                                                      1,000,000                1,018,000

      (Spence School Inc. Project) 5.20%, 7/1/2034                                              925,000                  956,885

   IDR (LaGuardia Association LP Project)
      6%, 11/1/2028                                                                           2,750,000  (a)           1,476,255

New York City Municipal Water Finance Authority,

  Water and Sewer Systems Revenue:

      5.375%, 6/15/2015                                                                       1,000,000                1,113,620

      9.359%, 6/15/2015                                                                       2,000,000  (c,d)         2,454,480

      5.50%, 6/15/2023                                                                        1,750,000                1,838,865

      5.25%, 6/15/2034                                                                        2,000,000                2,082,500

New York City Transitional Finance Authority, Revenue:

   9.21%, 5/1/2012                                                                            2,000,000  (c,d)         2,402,180

   6%, 11/15/2013                                                                               450,000                  524,412

   6%, 11/15/2013 (Prerefunded 5/15/2010)                                                     1,550,000  (b)           1,851,087

   5.50%, 11/1/2026                                                                           2,000,000                2,274,240

   5.25%, 2/1/2029                                                                            2,450,000                2,719,818

State of New York 5%, 4/15/2009                                                               2,000,000                2,232,160

New York State Dormitory Authority, Revenues:

   (Columbia University)
      5.125%, 7/1/2020                                                                        2,000,000                2,157,040

   (Consolidated City University System):

      5.75%, 7/1/2009 (Insured; AMBAC)                                                        3,000,000                3,469,320

      5.75%, 7/1/2013 (Insured; AMBAC)                                                        1,000,000                1,170,830

      5.625%, 7/1/2016                                                                        4,000,000                4,584,520

      5.75%, 7/1/2016 (Insured; FGIC)                                                         1,000,000                1,133,910

   (Court Facilities) 5.25%, 5/15/2015                                                        3,000,000                3,309,990

   (Fordham University) 5%, 7/1/2020 (Insured; FGIC)                                          1,325,000                1,394,390

   Health Hospital and Nursing Home:

      (Department of Health) 5.75%, 7/1/2017                                                  1,000,000                1,098,060

      (Ideal Senior Living Center Housing Corp.)

         5.90%, 8/1/2026 (Insured; MBIA; FHA)                                                 1,000,000                1,101,560

      (Lenox Hills Hospital Obligated Group)

         5.50%, 7/1/2030                                                                      1,000,000                1,028,550

      (Lutheran Medical Center)

         5%, 8/1/2014 (Insured; MBIA)                                                         1,000,000                1,088,530

      (Manhattan College) 5.50%, 7/1/2016                                                       975,000                1,084,912

                                                                                                           The Fund 9

STATEMENT OF INVESTMENTS (CONTINUED)


                                                                                               Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK (CONTINUED)

New York State Dormitory Authority, Revenues (continued):

  Health Hospital and Nursing Home (continued):

    (Miriam Osborn Memorial Home)

         6.875%, 7/1/2019 (Insured; ACA)                                                      1,000,000                1,141,330

      (Municipal Health Facilities Improvement

         Program) 5.50%, 5/15/2024 (Insured; FSA)                                             1,000,000                1,082,740

      (North General Hospital):

         5.20%, 2/15/2015 (Insured; AMBAC)                                                    2,000,000                2,226,700

         5.75%, 2/15/2016                                                                     3,000,000                3,399,840

   (Long Island University) 5.50%, 9/1/2020                                                   1,585,000                1,700,531

   (North Shore Long Island Jewish Group)
      5.50%, 5/1/2033                                                                         1,000,000                1,025,080

   (New York University)
      5.50%, 7/1/2040 (Insured; AMBAC)                                                        2,500,000                2,867,975

   (State Personal Income Tax)

      5.375%, 3/15/2022                                                                       1,000,000                1,078,020

   (State University Educational Facilities):

      5.875%, 5/15/2017                                                                       2,000,000                2,333,920

      5.50%, 5/15/2026 (Insured; FSA)                                                         5,000,000                5,570,050

      5.50%, 7/1/2026 (Insured; FGIC)                                                         1,000,000                1,078,460

   (Winthrop South Nassau University Hospital)

      5.50%, 7/1/2023                                                                         1,650,000                1,691,316

New York State Environmental Facilities Corp.:

  (New York City Municipal Water Project)

      5.25%, 6/15/2020                                                                        3,000,000                3,245,460

   PCR (Pilgrim State Sewer Project)

      6.30%, 3/15/2016                                                                        3,000,000                3,079,440

New York State Housing Finance Agency, Revenue:

   Health Facilities (New York City) 6%, 11/1/2007                                            4,000,000                4,387,320

   Housing Project Mortgage

      6.10%, 11/1/2015 (Insured; FSA)                                                         1,660,000                1,762,704

   Service Contract Obligation:

      6.25%, 9/15/2010                                                                        1,080,000                1,190,236

      6.25%, 9/15/2010
         (Prerefunded 9/15/2007)                                                              1,920,000  (b)           2,193,869

      5.50%, 9/15/2018                                                                        1,650,000                1,818,416

New York State Mortgage Agency, Homeownership

   Mortgage Revenue 6%, 4/1/2017                                                              2,000,000                2,116,200

New York State Power Authority, Revenue:

   5%, 11/15/2013                                                                             2,000,000                2,230,540

   8.75%, 11/15/2015 (Insured; MBIA)                                                          2,000,000                2,353,780

   5%, 11/15/2020                                                                             2,000,000                2,108,520

10

                                                                                               Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK (CONTINUED)

New York State Thruway Authority,
  Service Contract Revenue:

    (Highway and Bridge Trust Fund)

         5.50%, 4/1/2016 (Insured; FGIC)                                                      1,000,000                1,117,260

      (Local Highway and Bridge):

         6%, 4/1/2011                                                                         1,955,000                2,216,071

         5.75%, 4/1/2016                                                                      3,000,000                3,348,300

         5.75%, 4/1/2019                                                                      2,000,000                2,338,940

         5.25%, 4/1/2020                                                                      2,500,000                2,854,825

New York State Urban
   Development Corp., Revenue:

      Correctional Capital Facilities

         5.70%, 1/1/2016                                                                      8,350,000                9,484,264

      Correctional & Youth Facilities:

         5.25%, 1/1/2010                                                                      2,000,000                2,237,560

         5%, 1/1/2027                                                                         2,000,000                2,180,620

      Personal Income Tax

         5.50%, 3/15/2017 (Insured; FGIC)                                                     2,450,000                2,764,286

Niagara County Industrial
   Development Agency, SWDR:

      5.55%, 11/15/2024                                                                       1,000,000                1,055,590

      5.625%, 11/15/2024                                                                      2,000,000                2,102,660

Niagara Frontier Transportation
   Authority, Airport Revenue

   (Buffalo Niagara International Airport)

   5.625%, 4/1/2029 (Insured; MBIA)                                                           2,000,000                2,179,860

Orange County Industrial Development Agency,

  Life Care Community Revenue

   (Glen Arden Inc. Project) 5.625%, 1/1/2018                                                 1,000,000                  881,420

Rensselaer County Industrial Development
   Agency, IDR (Albany International Corp.)

   7.55%, 6/1/2007 (LOC; Norstar Bank)                                                        1,500,000                1,743,540

Tobacco Settlement Financing Corporation:

   5.50%, 6/1/2018                                                                            1,000,000                1,068,950

   5.50%, 6/1/2021                                                                            3,000,000                3,183,510

   5.25%, 6/1/2022 (Insured; AMBAC)                                                           1,500,000               1,584,465

Triborough Bridge and Tunnel Authority, Revenue:

   5.25%, 11/15/2016                                                                          1,735,000                1,912,803

   Highway and Toll 6%, 1/1/2012                                                              2,000,000                2,355,640

   Lease (Convention Center Project)

      7.25%, 1/1/2010                                                                         1,000,000                1,161,740

                                                                                                             The Fund 11

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                               Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK (CONTINUED)

Ulster County Industrial Development

   Agency, Civic Facility Revenue
   (Benedictine Hospital Project)
   6.40%, 6/1/2014                                                                              730,000                  705,830

Watervliet Housing Authority,
   Residential Housing Revenue
   (Beltrone Living Center Project)
   6%, 6/1/2028                                                                               1,000,000                  869,970

Yonkers Industrial Development
   Agency, Civic Facility Revenue
   (Saint Joseph's Hospital)
   5.90%, 3/1/2008                                                                            1,700,000                1,600,431

U.S. RELATED--6.8%

Children's Trust Fund of Puerto Rico, Revenue

   6%, 7/1/2026                                                                               2,000,000                2,376,760

Commonwealth of Puerto Rico, Public Improvement:

   5.50%, 7/1/2016 (Insured; FSA)                                                                40,000                   46,514

   9.573%, 7/1/2016 (Insured; FSA)                                                            2,800,000  (c,d)         3,711,904

Puerto Rico Electric Power Authority, Power Revenue

   5.625%, 7/1/2019 (Insured; FSA)                                                            2,000,000                2,276,760

Puerto Rico Highway and Transportation Authority,

  Transportation Revenue

   5.75%, 7/1/2019 (Insured; MBIA)                                                            1,500,000                1,722,390

Puerto Rico Industrial Medical Educational and Environmental Pollution Control
   Facilities Financing Authority, HR
   (Saint Luke's Hospital Project)

   6.25%, 6/1/2010 (Prerefunded 6/1/2006)                                                       995,000  (b)           1,089,495

Virgin Islands Public Finance Authority, Revenue

   5.50%, 10/1/2014                                                                           3,000,000                3,190,230
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $200,649,545)                                                            100.6%              213,011,922

LIABILITIES, LESS CASH AND RECEIVABLES                                                            (.6%)              (1,269,689)

NET ASSETS                                                                                       100.0%              211,742,233


12

Summary of Abbreviations

ACA                 American Capital Access

AMBAC               American Municipal Bond Assurance
                    Corporation

FGIC                Financial Guaranty Insurance
                    Company

FHA                 Federal Housing Administration

FSA                 Financial Security Assurance

HR                  Hospital Revenue

IDR                 Industrial Development Revenue

LOC                 Letter of Credit

LR                  Lease Revenue

MBIA                Municipal Bond Investors Assurance
                    Insurance Corporation

MFHR                Multi-Family Housing Revenue

PCR                 Pollution Control Revenue

SONYMA              State of New York Mortgage
                    Agency

SWDR                Solid Waste Disposal Revenue

Summary of Combined Ratings (Unaudited)

Fitch                or          Moody's               or        Standard & Poor's                           Value (%)
------------------------------------------------------------------------------------------------------------------------------------

AAA                              Aaa                             AAA                                              38.4

AA                               Aa                              AA                                               37.0

A                                A                               A                                                16.6

BBB                              Baa                             BBB                                               3.5

Not Rated(e)                     Not Rated(e)                    Not Rated(e)                                      4.5

                                                                                                                 100.0

(A)  NON-INCOME PRODUCING SECURITY; INTEREST PAYMENT IN DEFAULT.

(B)  BONDS  WHICH  ARE  PREREFUNDED  ARE   COLLATERALIZED  BY  U.S.   GOVERNMENT
     SECURITIES  WHICH  ARE HELD IN  ESCROW  AND ARE USED TO PAY  PRINCIPAL  AND
     INTEREST  ON THE  MUNICIPAL  ISSUE AND TO  RETIRE  THE BONDS IN FULL AT THE
     EARLIEST REFUNDING DATE.

(C)  SECURITIES EXEMPT FROM  REGISTRATION  UNDER RULE 144A OF THE SECURITIES ACT
     OF 1933.  THESE  SECURITIES  MAY BE  RESOLD  IN  TRANSACTIONS  EXEMPT  FROM
     REGISTRATION,  NORMALLY TO QUALIFIED  INSTITUTIONAL BUYERS. AT NOVEMBER 30,
     2003, THESE SECURITIES AMOUNTED TO $8,568,564 OR 4.0% OF NET ASSETS.

(D)  INVERSE   FLOATER   SECURITY--THE   INTEREST  RATE  IS  SUBJECT  TO  CHANGE
     PERIODICALLY.

(E)  SECURITIES WHICH, WHILE NOT RATED BY FITCH,  MOODY'S AND STANDARD & POOR'S,
     HAVE BEEN  DETERMINED BY THE MANAGER TO BE OF  COMPARABLE  QUALITY TO THOSE
     RATED SECURITIES IN WHICH THE FUND MAY INVEST.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                                     The Fund 13



STATEMENT OF ASSETS AND LIABILITIES

November 30, 2003

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                           200,649,545   213,011,922

Receivable for investment securities sold                             3,559,460

Interest receivable                                                   3,077,475

Receivable for shares of Beneficial Interest subscribed                 173,470

Prepaid expenses                                                         20,909

                                                                    219,843,236
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                           162,548

Cash overdraft due to Custodian                                       4,669,809

Payable for investment securities purchased                           3,165,690

Payable for shares of Beneficial Interest redeemed                       55,300

Accrued expenses and other liabilities                                   47,656

                                                                      8,101,003
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      211,742,233
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     197,238,219

Accumulated net realized gain (loss) on investments                   2,141,637

Accumulated net unrealized appreciation
  (depreciation) on investments                                      12,362,377
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      211,742,233

NET ASSET VALUE PER SHARE


                                                                              Class A               Class B                Class C
------------------------------------------------------------------------------------------------------------------------------------

Net Assets ($)                                                            160,371,278             39,155,215             12,215,740

Shares Outstanding                                                         10,462,300              2,554,722                796,951
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                                                   15.33                  15.33                  15.33



SEE NOTES TO FINANCIAL STATEMENTS.

14

STATEMENT OF OPERATIONS

Year Ended November 30, 2003

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                     10,256,489

EXPENSES:

Management fee--Note 3(a)                                            1,155,948

Shareholder servicing costs--Note 3(c)                                 660,698

Distribution fees--Note 3(b)                                           281,553

Professional fees                                                       54,430

Registration fees                                                       30,562

Custodian fees                                                          27,165

Prospectus and shareholders' reports                                    18,103

Trustees' fees and expenses--Note 3(d)                                   7,380

Loan commitment fees--Note 2                                             2,821

Miscellaneous                                                           20,289

TOTAL EXPENSES                                                       2,258,949

INVESTMENT INCOME--NET                                               7,997,540
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments                              2,135,792

Net unrealized appreciation (depreciation) on investments            1,534,494

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS               3,670,286

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                11,667,826

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund 15

STATEMENT OF CHANGES IN NET ASSETS

                                                     Year Ended November 30,
                                             -----------------------------------

                                                     2003               2002
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          7,997,540           8,337,857

Net realized gain (loss) on investments         2,135,792           1,233,374

Net unrealized appreciation
   (depreciation) on investments                1,534,494           2,545,670

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                   11,667,826          12,116,901
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A shares                                (6,259,123)          (6,706,403)

Class B shares                                (1,399,217)          (1,404,817)

Class C shares                                  (324,966)            (218,540)

Net realized gain on investments:

Class A shares                                  (860,744)                   --

Class B shares                                  (221,850)                   --

Class C shares                                   (46,702)                   --

TOTAL DIVIDENDS                               (9,112,602)          (8,329,760)
--------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS ($):

Net proceeds from shares sold:

Class A shares                                 34,678,218          73,349,776

Class B shares                                 10,737,192          11,879,270

Class C shares                                  9,800,763           4,945,852

Dividends reinvested:

Class A shares                                  4,544,518           4,269,415

Class B shares                                    943,227             813,391

Class C shares                                    226,593             165,892

Cost of shares redeemed:

Class A shares                               (32,505,161)         (78,792,398)

Class B shares                               (12,787,895)          (6,077,821)

Class C shares                                (5,766,273)          (2,159,341)

INCREASE (DECREASE) IN NET ASSETS FROM
   BENEFICIAL INTEREST TRANSACTIONS            9,871,182            8,394,036

TOTAL INCREASE (DECREASE) IN NET ASSETS       12,426,406           12,181,177
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           199,315,827          187,134,650

END OF PERIOD                                 211,742,233          199,315,827

16

                                                     Year Ended November 30,
                                               ---------------------------------

                                                     2003               2002
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:

CLASS A(A)

Shares sold                                     2,258,130           4,931,475

Shares issued for dividends reinvested            297,517             284,784

Shares redeemed                               (2,129,961)          (5,296,638)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     425,686             (80,379)
--------------------------------------------------------------------------------

CLASS B(A)

Shares sold                                       698,935             789,755

Shares issued for dividends reinvested             61,767              54,248

Shares redeemed                                 (837,786)            (406,806)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING    (77,084)              437,197
--------------------------------------------------------------------------------

CLASS C

Shares sold                                       638,262              326,743

Shares issued for dividends reinvested             14,840               11,049

Shares redeemed                                 (378,667)            (144,800)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     274,435              192,992

(A) DURING THE PERIOD ENDED NOVEMBER 30, 2003, 184,849 CLASS B SHARES REPRESENTING $2,827,145 WERE AUTOMATICALLY CONVERTED TO 184,846 CLASS A SHARES AND DURING THE PERIOD ENDED NOVEMBER 30, 2002, 160,778 CLASS B SHARES REPRESENTING $2,404,297 WERE AUTOMATICALLY CONVERTED TO 160,778 CLASS A SHARES.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund 17

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased or (decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.


                                                                                          Year Ended November 30,
                                                                 -------------------------------------------------------------------
CLASS A SHARES                                                   2003           2002(a)        2001          2000           1999
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                            15.11          14.80          14.34          14.01         15.43

Investment Operations:

Investment income--net                                            .60(b)         .67(b)         .68            .69           .69

Net realized and unrealized gain
   (loss) on investments                                          .30            .31            .46            .42         (1.31)

Total from Investment Operations                                  .90            .98           1.14           1.11          (.62)

Distributions:

Dividends from investment income--net                            (.60)          (.67)          (.68)          (.69)         (.69)

Dividends from net realized
   gain on investments                                           (.08)             --            --           (.09)         (.11)

Total Distributions                                              (.68)          (.67)          (.68)          (.78)         (.80)

Net asset value, end of period                                  15.33          15.11          14.80          14.34         14.01
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)(C)                                              6.11           6.76           8.05           8.17         (4.22)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                           .94            .96            .92            .97           .93

Ratio of net investment income
   to average net assets                                         3.94           4.49           4.58           4.92          4.65

Portfolio Turnover Rate                                         44.33          24.22          23.65          19.02         35.87
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                         160,371        151,658        149,772        131,482       128,995

(A)  AS  REQUIRED,  EFFECTIVE  DECEMBER  1,  2001,  THE  FUND  HAS  ADOPTED  THE
     PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES
     AND BEGAN  AMORTIZING  DISCOUNT OR PREMIUM ON A  SCIENTIFIC  BASIS FOR DEBT
     SECURITIES.  THE EFFECT OF THIS CHANGE FOR THE PERIOD  ENDED  NOVEMBER  30,
     2002 WAS TO  INCREASE  NET  INVESTMENT  INCOME PER SHARE AND  DECREASE  NET
     REALIZED AND UNREALIZED  GAIN (LOSS) ON INVESTMENTS  PER SHARE BY LESS THAN
     $.01 AND INCREASE THE RATIO OF NET INVESTMENT  INCOME TO AVERAGE NET ASSETS
     FROM  4.48% TO  4.49%.  PER  SHARE  DATA AND  RATIOS/SUPPLEMENTAL  DATA FOR
     PERIODS  PRIOR TO DECEMBER 1, 2001 HAVE NOT BEEN  RESTATED TO REFLECT  THIS
     CHANGE IN PRESENTATION.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  EXCLUSIVE OF SALES CHARGE.

SEE NOTES TO FINANCIAL STATEMENTS.

18

                                                                                           Year Ended November 30,
                                                                 -------------------------------------------------------------------

CLASS B SHARES                                                   2003           2002(a)        2001          2000         1999
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                            15.11          14.80          14.34          14.01         15.43

Investment Operations:

Investment income--net                                            .53(b)         .59(b)         .60            .62           .61

Net realized and unrealized gain
   (loss) on investments                                          .29            .32            .46            .42         (1.31)

Total from Investment Operations                                  .82            .91           1.06           1.04          (.70)

Distributions:

Dividends from investment income--net                            (.52)          (.60)          (.60)          (.62)         (.61)

Dividends from net realized
   gain on investments                                           (.08)             --            --           (.09)         (.11)

Total Distributions                                              (.60)          (.60)          (.60)          (.71)         (.72)

Net asset value, end of period                                  15.33          15.11          14.80          14.34         14.01
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)(C)                                              5.57           6.23           7.50           7.62         (4.71)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                          1.44           1.46           1.42           1.48          1.44

Ratio of net investment income
   to average net assets                                         3.43           3.97           4.07           4.42          4.11

Portfolio Turnover Rate                                         44.33          24.22          23.65          19.02         35.87
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                          39,155         39,763         32,484         36,669        51,792

(A)  AS REQUIRED, EFFECTIVE DECEMBER 1, 2001, THE FUND HAS ADOPTED THE
PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND
BEGAN AMORTIZING DISCOUNT OR PREMIUM ON A SCIENTIFIC BASIS FOR DEBT SECURITIES.
THE EFFECT OF THIS CHANGE FOR THE PERIOD ENDED NOVEMBER 30, 2002 WAS TO INCREASE
NET INVESTMENT INCOME PER SHARE AND DECREASE NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS PER SHARE BY LESS THAN $.01 AND INCREASE THE RATIO OF NET
INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 3.96% TO 3.97%. PER SHARE DATA AND
RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO DECEMBER 1, 2001 HAVE NOT BEEN
RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  EXCLUSIVE OF SALES CHARGE.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                                       The Fund 19

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        Year Ended November 30,
                                                                 -------------------------------------------------------------------

CLASS C SHARES                                                   2003           2002(a)        2001          2000          1999
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                            15.11          14.81          14.35          14.02         15.43

Investment Operations:

Investment income--net                                            .48(b)         .55(b)         .57            .58           .58

Net realized and unrealized
   gain (loss) on investments                                     .31            .31            .46            .42         (1.30)

Total from Investment Operations                                  .79            .86           1.03           1.00          (.72)

Distributions:

Dividends from investment income--net                            (.49)          (.56)          (.57)          (.58)         (.58)

Dividends from net realized
   gain on investments                                           (.08)             --             --          (.09)         (.11)

Total Distributions                                              (.57)          (.56)          (.57)          (.67)         (.69)

Net asset value, end of period                                  15.33          15.11          14.81          14.35         14.02
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)(C)                                              5.32           5.93           7.23           7.36         (4.86)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                          1.68           1.69           1.67           1.74          1.66

Ratio of net investment income
   to average net assets                                         3.16           3.71           3.77           4.18          3.91

Portfolio Turnover Rate                                         44.33          24.22          23.65          19.02         35.87
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                          12,216          7,895          4,879          1,787         2,542

(A)  AS  REQUIRED,  EFFECTIVE  DECEMBER  1,  2001,  THE  FUND  HAS  ADOPTED  THE
     PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES
     AND BEGAN  AMORTIZING  DISCOUNT OR PREMIUM ON A  SCIENTIFIC  BASIS FOR DEBT
     SECURITIES.  THE EFFECT OF THIS CHANGE FOR THE PERIOD  ENDED  NOVEMBER  30,
     2002 WAS TO  INCREASE  NET  INVESTMENT  INCOME PER SHARE AND  DECREASE  NET
     REALIZED AND UNREALIZED  GAIN (LOSS) ON INVESTMENTS  PER SHARE BY LESS THAN
     $.01 AND INCREASE THE RATIO OF NET INVESTMENT  INCOME TO AVERAGE NET ASSETS
     FROM  3.70% TO  3.71%.  PER  SHARE  DATA AND  RATIOS/SUPPLEMENTAL  DATA FOR
     PERIODS  PRIOR TO DECEMBER 1, 2001 HAVE NOT BEEN  RESTATED TO REFLECT  THIS
     CHANGE IN PRESENTATION.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  EXCLUSIVE OF SALES CHARGE.



SEE NOTES TO FINANCIAL STATEMENTS.

20

NOTES TO FINANCIAL STATEMENTS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

Dreyfus Premier New York Municipal Bond Fund (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified open-end management investment company. The fund's investment objective is to maximize current income exempt from federal, New York state and New York city personal income taxes to the extent consistent with the preservation of capital. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.

The fund' s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from these estimates.

(A) PORTFOLIO VALUATION: Investments in securities (excluding options and financial futures on municipal and U.S. Treasury securities) are valued each business day by an independent pricing service (the "Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such

                                                                The Fund 21

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities) . Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Under the terms of the custody agreement, the fund received net earnings credits of $4,828 during the period ended November 30, 2003, based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

22

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

At November 30, 2003, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $324,462, undistributed long-term capital gains $1,817,175 and unrealized appreciation $12,391,210.

The tax character of distributions paid to shareholders during the fiscal periods ended November 30, 2003 and November 30, 2002, were as follows: tax exempt income $7,983,306 and $8,329,760, ordinary income $1,430 and $0 and long-term capital gains $1,127,866 and $0, respectively.

During the period ended November 30, 2003, as a result of permanent book to tax differences, the fund decreased accumulated undistributed investment income-net by $14,234, increased accumulated net realized gain (loss) on investments by $6,531 and increased paid-in capital by $7,703. Net assets were not affected by this reclassification.

NOTE 2--BANK LINE OF CREDIT:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended November 30, 2003, the fund did not borrow under the Facility.

                                                             The Fund 23

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 3--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

(A) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55 of 1% of the value of the fund's average daily net assets and is payable monthly.

During the period ended November 30, 2003, the Distributor retained $51,155 from commissions earned on sales of the fund's Class A shares, and $203,366 and $4,599 from contingent deferred sales charges on redemptions of the fund's Class B and Class C shares, respectively.

(B) Under the Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50 of 1% of the value of the average daily net assets of Class B shares and .75 of 1% of the value of the average daily net assets of Class C shares. During the period ended November 30, 2003, Class B and Class C shares were charged $204,201 and $77,352, respectively, pursuant to the Plan.

(C) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25 of 1% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2003, Class A, Class B and Class C shares were charged $397,547, $102,100 and $25,784, respectively, pursuant to the Shareholder Services Plan.

24

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2003, the fund was charged $89,885 pursuant to the transfer agency agreement.

(D) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4--SECURITIES TRANSACTIONS:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2003, amounted to $109,503,553 and $89,655,219, respectively.

At November 30, 2003, the cost of investments for federal income tax purposes was $200,620,712; accordingly, accumulated net unrealized appreciation on investments was $12,391,210, consisting of $14,967,902 gross unrealized appreciation and $2,576,692 gross unrealized depreciation.

                                                             The Fund 25

REPORT OF INDEPENDENT AUDITORS

Shareholders and Board of Trustees  Dreyfus Premier New York Municipal Bond Fund

We have audited the accompanying statement of assets and liabilities of Dreyfus Premier New York Municipal Bond Fund, including the statement of investments, as of November 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund' s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2003 by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Premier New York Municipal Bond Fund at November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with accounting principles generally accepted in the United States.

                                                Ernst & Young LLP

New York, New York
January 8, 2004

26

PROXY RESULTS (Unaudited)

The fund held a special meeting of shareholders on January 21, 2003. The proposal considered at the meeting and the results are as follows:


                                                                                                    Shares
                                                           -------------------------------------------------------------------------

                                                                           For                   Against                Abstained
                                                           -------------------------------------------------------------------------

To approve changes to certain of
   the fundamental policies and
   investment restrictions to expand
   the ability to invest in other
   investment companies                                              6,151,767                   477,399                   410,670

                                                                                                                     The Fund 27



IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby makes the following designations regarding its fiscal year ended November 30, 2003:

-- all the dividends paid from investment income-net are "exempt-interest dividends" (not subject to regular federal income tax and, for individuals who are New York residents, New York State and New York City personal income taxes).

-- the fund hereby designates $.0693 per share as a long-term capital gain distribution paid on December 6, 2002, and also designates $.0148 per share as a long-term capital gain distribution of the $.0149 per share paid on August 7, 2003.

As required by federal tax law rules, shareholders will receive notification of their portion of the fund' s taxable ordinary dividends and capital gain distributions paid for the 2003 calendar year on Form 1099-DIV which will be mailed by January 31, 2004.

28

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (60)

Chairman of the Board (1995)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Corporate Director and Trustee

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* The Muscular Dystrophy Association, Director

* Levcor International, Inc., an apparel fabric processor, Director

* Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director

* The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 191

                              --------------

Clifford L. Alexander, Jr. (70)

Board Member (1986)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* President of Alexander & Associates, Inc., a management consulting firm (January 1981-present)

* Chairman of the Board of Moody's Corporation (October 2000-October 2003)

* Chairman of the Board and Chief Executive Officer of The Dun and Bradstreet Corporation (October 1999-September 2000)

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* Wyeth (formerly, American Home Products Corporation), a global leader in pharmaceuticals, consumer healthcare products and animal health products, Director

* Mutual of America Life Insurance Company, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 70

                              --------------

Peggy C. Davis (60)

Board Member (1990)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Shad Professor of Law, New York University School of Law (1983-present)

* She writes and teaches in the fields of evidence, constitutional theory, family law, social sciences and the law, legal process and professional methodology and training

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 26

                                                             The Fund 29

BOARD MEMBERS INFORMATION (Unaudited) (CONTINUED)

Ernest Kafka (71)

Board Member (1986)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Physician engaged in private practice specializing in the psychoanalysis of adults and adolescents (1962-present)

* Instructor, The New York Psychoanalytic Institute (1981-present)

* Associate Clinical Professor of Psychiatry at Cornell Medical School
  (1987-2002)

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 26

                              --------------

Nathan Leventhal (60)

Board Member (1989)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Chairman of the Avery-Fisher Artist Program (November 1997-present)

* President of Lincoln Center for the Performing Arts, Inc. (March 1984-December
  2000)

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* Movado Group, Inc., Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 26

                              --------------

ONCE ELECTED ALL BOARD MEMBERS SERVE FOR AN INDEFINITE TERM. ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS, INCLUDING THEIR ADDRESS IS AVAILABLE IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION WHICH CAN BE OBTAINED FROM DREYFUS FREE OF CHARGE BY CALLING THIS TOLL FREE NUMBER: 1-800-554-4611.

SAUL B. KLAMAN, EMERITUS BOARD MEMBER

30

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, PRESIDENT SINCE MARCH 2000.

     Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 95 investment companies (comprised of 186 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 58 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, EXECUTIVE VICE PRESIDENT SINCE NOVEMBER 2002.

     Chief Investment Officer, Vice Chairman and a Director of the Manager, and an officer of 95 investment companies (comprised of 186 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 50 years old and has been an employee of the Manager since January 2000. Prior to joining the Manager, he served as an Executive Vice President-Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

MARK N. JACOBS, VICE PRESIDENT SINCE MARCH 2000.

     Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 96 investment companies (comprised of 202 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since June 1977.

STEVEN F. NEWMAN, SECRETARY SINCE MARCH 2000.

     Associate General Counsel and Assistant Secretary of the Manager, and an officer of 96 investment companies (comprised of 202 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since July 1980.

JANETTE E. FARRAGHER, ASSISTANT SECRETARY SINCE MARCH 2000.

     Associate General Counsel of the Manager, and an officer of 15 investment companies (comprised of 26 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since February 1984.

MICHAEL A. ROSENBERG, ASSISTANT SECRETARY SINCE MARCH 2000.

     Associate General Counsel of the Manager, and an officer of 93 investment companies (comprised of 195 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since October 1991.

JAMES WINDELS, TREASURER SINCE NOVEMBER 2001.

     Director - Mutual Fund Accounting of the Manager, and an officer of 96 investment companies (comprised of 202 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since April 1985.

                                                             The Fund 31

OFFICERS OF THE FUND (Unaudited) (CONTINUED)

GREGORY S. GRUBER, ASSISTANT TREASURER SINCE MARCH 2000.

     Senior Accounting Manager - Municipal Bond Funds of the Manager, and an officer of 29 investment companies (comprised of 58 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since August 1981.

KENNETH J. SANDGREN, ASSISTANT TREASURER SINCE NOVEMBER 2001.

     Mutual Funds Tax Director of the Manager, and an officer of 96 investment companies (comprised of 202 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 1993.

WILLIAM GERMENIS, ANTI-MONEY LAUNDERING COMPLIANCE OFFICER SINCE SEPTEMBER 2002.

     Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 91 investment companies (comprised of 197 portfolios) managed by the Manager. He is 33 years old and has been an employee of the Distributor since October 1998. Prior to joining the Distributor, he was a Vice President of Compliance Data Center, Inc.

32

                  For More Information

                        Dreyfus Premier
                        New York Municipal
                        Bond Fund
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE
Call your financial
representative or
1-800-554-4611

BY MAIL  Write to:
The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

(c) 2004 Dreyfus Service Corporation                                  021AR1103




ITEM 2. CODE OF ETHICS.

      The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

      The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

            Not applicable.

ITEM 6.      [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

            Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

(a)(1)      Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier New York Municipal Bond Fund

By:   /S/STEPHEN E. CANTER
      Stephen E. Canter
      President

Date:  January 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /S/STEPHEN E. CANTER
      Stephen E. Canter
      Chief Executive Officer

Date:  January 23, 2004

By:   /S/JAMES WINDELS
      James Windels
      Chief Financial Officer

Date:  January 23, 2004

                                  EXHIBIT INDEX

      (a)(1)      Code of ethics referred to in Item 2.

      (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

      (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)